THE ALGER ETF TRUST

QUARTERLY REPORT
March 31, 2022

THE ALGER ETF TRUST	ALGER 35 ETF
Schedule of Investments March 31, 2022 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
AEROSPACE & DEFENSE—5.1%
HEICO Corp.	3,621	$555,968
APPLICATION SOFTWARE—2.1%
Datadog, Inc., Cl. A*	1,527	231,295
BIOTECHNOLOGY—3.4%
AbbVie, Inc.	913	148,006
Natera, Inc.*	5,541	225,408
		373,414
CASINOS & GAMING—2.4%
MGM Resorts International	6,090	255,415
CONSUMER FINANCE—0.9%
Upstart Holdings, Inc.*	909	99,163
DATA PROCESSING & OUTSOURCED SERVICES—3.3%
Block, Inc., Cl. A*	1,947	264,013
Marqeta, Inc., Cl. A*	8,705	96,103
		360,116
FINANCIAL EXCHANGES & DATA—2.9%
S&P Global, Inc.	772	316,659
HEALTHCARE EQUIPMENT—5.3%
Dexcom, Inc.*	446	228,174
Intuitive Surgical, Inc.*	1,159	349,647
		577,821
HEALTHCARE TECHNOLOGY—2.3%
Veeva Systems, Inc., Cl. A*	1,172	249,003
HYPERMARKETS & SUPER CENTERS—2.1%
Costco Wholesale Corp.	386	222,278
INTERACTIVE MEDIA & SERVICES—4.7%
Alphabet, Inc., Cl. C*	183	511,117
INTERNET & DIRECT MARKETING RETAIL—5.2%
Amazon.com, Inc.*	172	560,711
INTERNET SERVICES & INFRASTRUCTURE—3.8%
MongoDB, Inc., Cl. A*	382	169,451
Shopify, Inc., Cl. A*	353	238,614
		408,065
LEISURE FACILITIES—2.0%
Vail Resorts, Inc.	849	220,969
LIFE SCIENCES TOOLS & SERVICES—3.1%
Bio-Techne Corp.	781	338,204
MOVIES & ENTERTAINMENT—4.3%
Live Nation Entertainment, Inc.*	1,813	213,281
Netflix, Inc.*	287	107,507
The Walt Disney Co.*	1,071	146,899
		467,687
OIL & GAS EQUIPMENT & SERVICES—1.5%
ChampionX Corp.*	6,404	156,770
OIL & GAS EXPLORATION & PRODUCTION—4.6%
Diamondback Energy, Inc.	3,631	497,738
PHARMACEUTICALS—2.1%
Catalent, Inc.*	2,035	225,682

THE ALGER ETF TRUST	ALGER 35 ETF
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
REAL ESTATE SERVICES—2.4%
FirstService Corp.	1,789	$259,190
REGIONAL BANKS—3.4%
Signature Bank	1,251	367,156
SEMICONDUCTOR EQUIPMENT—7.6%
Applied Materials, Inc.	3,882	511,647
SolarEdge Technologies, Inc.*	978	315,278
		826,925
SEMICONDUCTORS—5.9%
Advanced Micro Devices, Inc.*	3,782	413,524
NVIDIA Corp.	821	224,018
		637,542

SYSTEMS SOFTWARE—8.9%
Crowdstrike Holdings, Inc., Cl. A*	1,017	230,941
Microsoft Corp.	2,391	737,169
		968,110
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
Apple, Inc.	4,427	772,999
TOTAL COMMON STOCKS
(Cost $10,444,517)		10,459,997
REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
SPECIALIZED—2.2%
Crown Castle International Corp.	1,285	237,211
(Cost $254,728)		237,211
Total Investments
(Cost $10,699,245)	98.6%	$10,697,208
Unaffiliated Securities (Cost $10,699,245)		10,697,208
Other Assets in Excess of Liabilities	1.4%	148,180
NET ASSETS	100.0%	$10,845,388

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST	ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2022 (Unaudited)

COMMON STOCKS—91.0%	SHARES	VALUE
AEROSPACE & DEFENSE—7.6%
HEICO Corp., Cl. A	10,702	$1,357,335
Mercury Systems, Inc.*	15,233	981,767
		2,339,102
AIR FREIGHT & LOGISTICS—1.9%
GXO Logistics, Inc.*	8,272	590,124
APPLICATION SOFTWARE—7.1%
Atlassian Corp. PLC, Cl. A*	1,894	556,514
Datadog, Inc., Cl. A*	5,345	809,607
Everbridge, Inc.*	13,020	568,193
nCino, Inc.*	5,901	241,823
		2,176,137
AUTOMOTIVE RETAIL—2.9%
O'Reilly Automotive, Inc.*	1,284	879,489
CASINOS & GAMING—3.9%
MGM Resorts International	28,248	1,184,721
CONSTRUCTION & ENGINEERING—3.2%
Ameresco, Inc., Cl. A*	12,478	992,001
CONSUMER FINANCE—1.5%
Upstart Holdings, Inc.*	4,259	464,614
DATA PROCESSING & OUTSOURCED SERVICES—1.7%
TaskUS, Inc., Cl. A*	13,172	506,595
ELECTRICAL COMPONENTS & EQUIPMENT—3.8%
ChargePoint Holdings, Inc.*	19,210	381,895
Generac Holdings, Inc.*	2,670	793,684
		1,175,579
ENVIRONMENTAL & FACILITIES SERVICES—2.0%
Casella Waste Systems, Inc., Cl. A*	7,141	625,909
FOOD DISTRIBUTORS—2.5%
US Foods Holding Corp.*	20,240	761,631
HOMEFURNISHING RETAIL—0.6%
RH*	521	169,893
HOTELS RESORTS & CRUISE LINES—3.3%
Airbnb, Inc., Cl. A*	4,532	778,416
Vacasa, Inc., Cl. A*	28,079	232,214
		1,010,630
INDUSTRIAL MACHINERY—1.1%
Helios Technologies, Inc.	4,196	336,729
INTERACTIVE MEDIA & SERVICES—2.7%
ZoomInfo Technologies, Inc., Cl. A*	14,097	842,155
INTERNET & DIRECT MARKETING RETAIL—1.2%
Overstock.com, Inc.*	8,608	378,795
INTERNET SERVICES & INFRASTRUCTURE—2.2%
VeriSign, Inc.*	3,102	690,071
LIFE SCIENCES TOOLS & SERVICES—5.4%
Bio-Techne Corp.	2,076	898,991
Quanterix Corp.*	11,859	346,164
SomaLogic, Inc.*	51,492	412,966
		1,658,121

THE ALGER ETF TRUST	ALGER MID CAP 40 ETF
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—91.0% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—2.5%
Live Nation Entertainment, Inc.*	6,544	$769,836
OIL & GAS EQUIPMENT & SERVICES—2.7%
Baker Hughes Co., Cl. A	22,788	829,711
OIL & GAS EXPLORATION & PRODUCTION—4.1%
Diamondback Energy, Inc.	9,184	1,258,943
REGIONAL BANKS—3.9%
Signature Bank	4,066	1,193,330
SEMICONDUCTOR EQUIPMENT—4.6%
Azenta, Inc.	9,406	779,569
SolarEdge Technologies, Inc.*	1,964	633,135
		1,412,704
SEMICONDUCTORS—6.2%
Advanced Micro Devices, Inc.*	5,985	654,400
Marvell Technology, Inc.	9,692	695,013
Universal Display Corp.	3,352	559,617
		1,909,030
SPECIALTY STORES—2.6%
Petco Health & Wellness Co., Inc., Cl. A*	40,991	802,194
SYSTEMS SOFTWARE—4.4%
Crowdstrike Holdings, Inc., Cl. A*	3,009	683,284
Palo Alto Networks, Inc.*	1,085	675,423
		1,358,707
TRADING COMPANIES & DISTRIBUTORS—3.5%
Herc Holdings, Inc.	6,413	1,071,548
TRUCKING—1.9%
XPO Logistics, Inc.*	8,048	585,894
TOTAL COMMON STOCKS
(Cost $27,141,221)		27,974,193
Total Investments
(Cost $27,141,221)	91.0%	$27,974,193
Unaffiliated Securities (Cost $27,141,221)		27,974,193
Other Assets in Excess of Liabilities	9.0%	2,758,781
NET ASSETS	100.0%	$30,732,974

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a business trust under the laws of the Commonwealth of Massachusetts on March 24, 2020. The Alger 35 ETF and the Alger Mid Cap 40 ETF are each separate non-diversified series of the Trust (each, a “Fund” and together,  the  “Funds”).  The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of each Fund are listed for trading on the NYSE Arca, Inc.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of  the close of  the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds with maturities of 60 days or less are valued at their amortized cost which does not take into account unrealized capital gains or losses and approximates market value.

Equity securities are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value pursuant to procedures approved by the Board and described further herein.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC  820”) defines fair value as the price that the Funds would receive upon selling      an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs  that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets     to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Funds’ Board to designate the Funds’ primary investment adviser to perform the Funds’ fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Adviser continues to review Rule 2a-5 and its impact on the Adviser’s and the Funds’ valuation policies and related practices.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of  securities and their respective fair value inputs are detailed in    the Funds’ Schedules of Investments. Based upon the nature, characteristics, and risks associated with their investments as of March 31, 2022, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$978,804	$978,804	$—	$—
Consumer Discretionary	1,037,095	1,037,095	—	—
Consumer Staples	222,278	222,278	—	—
Energy	654,508	654,508	—	—
Financials	782,978	782,978	—	—
Healthcare	1,764,124	1,764,124	—	—
Industrials	555,968	555,968	—	—
Information Technology	4,205,052	4,205,052	—	—
Real Estate	259,190	259,190	—	—
TOTAL COMMON STOCKS	$10,459,997	$10,459,997	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	237,211	237,211	—	—
TOTAL INVESTMENTS IN SECURITIES	$10,697,208	$10,697,208	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	1,611,991	1,611,991	—	—
Consumer Discretionary	4,425,722	4,425,722	—	—
Consumer Staples	761,631	761,631	—	—
Energy	2,088,654	2,088,654	—	—
Financials	1,657,944	1,657,944	—	—
Healthcare	1,658,121	1,658,121	—	—
Industrials	7,716,886	7,716,886	—	—
Information Technology	8,053,244	8,053,244	—	—
TOTAL COMMON STOCKS	$27,974,193	$27,974,193	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$27,974,193	$27,974,193	$—	$—

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of March 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger 35 ETF	$144,519	$—	$144,519	$—
Alger Mid Cap 40 ETF	2,571,331	—	2,571,331	—